Inventories (Tables)	9 Months Ended
Sep. 30, 2021
Inventory [Abstract]
Disclosure Of Inventory Information Explanatory
Inventory as of September 30, 2021 consisted of the following:

(in KUSD)	As of September 30, 2021
Raw materials	—
Work in process	7,586
Finished goods (1)	422
Total inventory	8,008
(1) Finished goods includes KUSD 10 relating to ZYNLONTA held on consignment by the Company’s third-party logistics and distribution provider.